Related party transactions and balances (FY)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
14.	Related party transactions and balances
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.
At April 30, 2025, the Company had amounts owing and accrued liabilities of $484,911 (July 31, 2024 - $478,072) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.
During the nine months ended April 30, 2025, the Company accrued wages and management fees of $603,417 and $159,000 (2024 - $473,923 and $118,074), respectively, to officers of the Company.
During the nine months ended April 30, 2025, the Company accrued interest of $149,905 (2024 - $7,224) on convertible debentures payable to related parties (Note 9).
During the nine months ended April 30, 2025, the Company amended the terms of convertible debentures payable to Focus Impact Partners and Focus Impact Sponsor, and issued an Additional Convertible Note to Focus Impact Partners (Note 9).
During the nine months ended April 30, 2025, the Company issued 557,290 common shares with a fair value of $585,155 to Focus Impact Partners in consideration for a strategic consulting agreement (Note 13).
During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron (Note 9). During the nine months ended April 30, 2025, these loans were amended to extend their maturities.
During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio (Note 17).

DevvStream Holdings, Inc. [Member]
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
9.	Related party transactions and balances
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.
Related party balances as at July 31, 2024 and 2023
At July 31, 2024, the Company had amounts owing and accrued liabilities of $478,072 (2023 - $23,534) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.
Related party transactions during the year ended July 31, 2024
During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron who are related parties to the Company (Note 6).
During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio, as described in Note 13.
Related party transactions during the year ended July 31, 2023
During the year ended July 31, 2023, a related party of the Company was issued 180,000 shares from the exercise of 180,000 share purchase warrants, for proceeds of CAD$36,000 ($26,910).